Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 35,491	$ 129,467
Cumulative net operating loss	$ 587,000
Income tax fees		881,740
Income tax fees		$ 264,266
VAT, description	All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at the rate of 9% starting in April 2019, at the rate of 10% starting in May 2018 to March 2019, at the rate of 11% in and before April 2018.
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Tax rate percentage	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Tax rate percentage	25.00%
Income tax, description	The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on January 17, 2019 jointly issued Cai Shui 2019 No. 13. This clarified that from January 1, 2019 to December 31, 2021, eligible small enterprises whose first RMB 1,000,000 of annual taxable income is eligible for 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB 3,000,000 is eligible for 50% reduction on a rate of 20% (i.e. effective rate is 10%). For the years ended December 31, 2021 and 2020, MingZhu Pengcheng was eligible to enjoy this policy.